Simplify Volatility Premium ETF
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Government Obligations – 54.9%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/2024 ........................... $ 158,990,000 $ 206,312,025
U.S. Treasury Inflation Indexed Note, 0.50%, 4/15/2024 ........................... 34,600,000 41,198,451
U.S. Treasury Note, 2.88%, 6/15/2025(a) ....................................... 100,000 96,289
Total U.S. Government Obligations (Cost $247,706,715) ............................... 247,606,765
U.S. Treasury Bills – 24.3%
U.S. Treasury Bill, 5.40%, 10/3/2023(b) ........................................ $ 59,600,000 59,591,320
U.S. Treasury Bill, 5.41%, 12/19/2023(b) ....................................... 50,530,000 49,950,021
Total U.S. Treasury Bills (Cost $109,523,016) ....................................... 109,541,341
Shares
Exchange-Traded Funds – 19.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF ........................... 359,120 36,637,422
Simplify Aggregate Bond ETF(c) .............................................. 2,313,851 49,354,442
Total Exchange-Traded Funds (Cost $89,879,667) ................................... 85,991,864
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Calls – Exchange-Traded – 0.2%
CBOE Volatility Index, December Strike Price $50, Expires 12/20/23 ....... 34,565 172,825,000 1,140,645
Total Purchased Options (Cost $1,862,650) ........................................... 1,140,645
Shares
Repurchase Agreements – 2.5%
Morgan Stanley, 5.33%, dated 09/29/2023, due 10/03/2023, proceeds $11,193,281, collateralized by U.S. Treasury Bill, 5.327% due 10/17/2023 valued at $11,194,938 including accrued interest
(Cost $11,193,281) ...................................................... 11,193,281 11,193,281
Total Investments – 100.9%
(Cost $460,165,329) ........................................................... $ 455,473,896
Liabilities in Excess of Other Assets – (0.9)% ......................................... (4,100,243)
Net Assets – 100.0% ............................................................ $ 451,373,653
(a) Securities with an aggregate market value of $96,277 have been pledged as collateral for options as of September 30, 2023.
(b) Represents a zero coupon bond. Rate shown reflects the effective yield.
(c) Affiliated fund managed by Simplify Asset Management Inc.

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ................................ (4,739) $ (90,513,478) 1/17/24 $ 827,545
CBOE VIX Future ................................ (875) (17,148,338) 3/20/24 (183,686)
Total net unrealized appreciation $ 643,859
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital Gain
Distributions
Simplify
Aggregate
Bond ETF $ — $ 54,098,145 $ (2,538,239) $ (94,008) $ (2,111,456) $ 49,354,442 2,313,851 $ 1,026,673 $ —
Summary of Investment Type
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 54.9%
U.S. Treasury Bills ................................................................................ 24.3%
Exchange-Traded Funds ........................................................................... 19.0%
Repurchase Agreements ........................................................................... 2.5%
Purchased Options ............................................................................... 0.2%
Total Investments ................................................................................ 100.9%
Liabilities in Excess of Other Assets .................................................................. (0.9)%
Net Assets ..................................................................................... 100.0%